Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of reconciliation of profit under US GAAP
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2021, 2020, and 2019.

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Agriculture	$1,810	$880	$897
Construction	90	(184)	51
Commercial and Specialty Vehicles	282	(109)	224
Powertrain	256	233	363
Unallocated items, eliminations, and other	(324)	(268)	(145)
Total Adjusted EBIT of Industrial Activities	2,114	552	1,390
Financial Services Net Income	420	249	361
Financial Services Income Taxes	125	83	120
Interest expense of Industrial Activities, net of interest income and eliminations	(235)	(244)	(282)
Foreign exchange (gains) losses, net of Industrial Activities	(51)	(45)	(56)
Finance and non-service component of Pension and other post-employment benefit costs of Industrial Activities(1)	141	(14)	(58)
Restructuring expenses of Industrial Activities	(74)	(49)	(105)
Goodwill impairment charge	—	(585)	—
Other discrete items of Industrial Activities(2)	(200)	(569)	(187)
Nikola investment fair value adjustment	(138)	134	—
Income (loss) before taxes	2,102	(488)	1,183
Income tax benefit (expense)	(342)	50	271
Net Income (loss)	$1,760	$(438)	$1,454
(1) In the years ended December 31, 2021, 2020, and 2019 this item includes the pre-tax gain of $119 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from 2018 modification of a healthcare plan in the U.S. occurred in the fourth quarter. In the year ended December 31, 2021, this item also includes a pre-tax gain of $5 million as a result of the amortization over 4 years of the $101 million positive impact from 2021 modifications of a healthcare plan in the U.S. which occurred in the fourth quarter of 2021. In the years ended December 31, 2020 and 2019, this item also included a pre-tax non-cash settlement charge of $124 million and $112 million, respectively, resulting from the purchase of annuity contracts to settle a portion of the outstanding U.S. pension obligations.
(2) In the year ended December 31, 2021, this item includes the pre- and after-tax gain of $42 million from the sale of the 30.1% interest in Naveco, as well as the positive impact of $13 million from the sale of investments by a joint venture accounted for under the equity method. This item also includes $187 million separation and transaction costs in connection with spin-off of the Iveco Group Business (the Demerger), a charge of $57 million for transaction costs related to the acquisition of Raven Industries, Inc., as well as a gain of $12 million for a fair value adjustment of Monarch Tractor investment and a loss of $25 million due to the valuation at their recoverable amount of certain assets held for sale. In the year ended December 31, 2020, this item mainly includes impairment of intangible and other long-lived assets, asset optimization charges, and the negative impact from the costs recognized by a Chinese joint venture, accounted for under the equity method, for valuation allowances against deferred tax assets and restructuring actions. In the year ended December 31, 2019, this item mainly included other asset optimization charges for $165 million.
Schedule of profit by reportable segment
The following table provides key segment information for the Financial Services segment:

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Financial Services Net Income	$420	$249	$361
Financial Services Interest Revenue (1)	$1,079	$1,123	$1,248
Financial Services Interest Expense	$425	$510	$597
(1) This amount excludes interest included in operating leases rentals.

Summary of operating segment information
A summary of additional operating segment information as of and for the years ended December 31, 2021, 2020, and 2019 is as follows:

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Revenues:
Agriculture	$14,721	$10,923	$10,959
Construction	3,081	2,170	2,768
Commercial and Specialty Vehicles	12,160	9,421	10,439
Powertrain	4,419	3,629	4,117
Eliminations and other	(2,759)	(1,858)	(2,134)
Net sales of Industrial Activities	31,622	24,285	26,149
Financial Services	1,870	1,823	2,011
Eliminations and other	(64)	(76)	(81)
Total Revenues	$33,428	$26,032	$28,079
Depreciation and Amortization (*):
Agriculture	$254	$248	$281
Construction	38	46	55
Commercial and Specialty Vehicles	196	211	195
Powertrain	119	120	124
Other activities and adjustments	1	2	2
Depreciation and amortization of Industrial Activities	608	627	657
Financial Services	3	3	3
Depreciation and amortization	$611	$630	$660
Expenditures for long-lived assets (**):
Agriculture	$307	$185	$232
Construction	53	42	46
Commercial and Specialty Vehicles	218	160	258
Powertrain	128	92	96
Other activities	—	2	1
Expenditures for long-lived assets of Industrial Activities	706	481	633
Financial Services	8	3	4
Expenditures for long-lived assets	$714	$484	$637

(*) Excluding assets sold with buy-back commitments and equipment on operating leases
(**) Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets

Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
	(in millions)
Agriculture	$14,721	$10,923	$10,959
Construction	3,081	2,170	2,768
Commercial and Specialty Vehicles	12,160	9,421	10,439
Powertrain	4,419	3,629	4,117
Eliminations and Other	(2,759)	(1,858)	(2,134)
Total Industrial Activities	31,622	24,285	26,149
Financial Services	1,870	1,823	2,011
Eliminations and Other	(64)	(76)	(81)
Total Revenues	$33,428	$26,032	$28,079
The following highlights revenues earned from external customers in the rest of the world by destination:

	2021	2020	2019
	(in millions)
United States	$6,600	$5,191	$5,610
Italy	3,261	2,673	3,253
France	3,344	2,840	3,030
Brazil	3,164	1,937	2,105
Germany	2,148	1,765	1,875
Canada	1,373	941	1,087
Australia	1,074	824	739
Spain	1,036	751	987
Argentina	791	522	509
Poland	845	576	604
Other	8,759	7,235	7,392
Total Revenues from external customers in the rest of world	$32,395	$25,255	$27,191

Schedule of long-lived assets by geographical area	The following highlights long-lived tangible and intangible assets by geography in the rest of the world:

	At December 31,
	2021	2020
	(in millions)
United States	$5,807	$4,110
Italy	1,503	1,444
France	685	738
Germany	587	601
Spain	615	717
Canada	568	149
Brazil	203	217
China	141	571
Other	861	899
Total Long-lived assets in the rest of the world	$10,970	$9,446